Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock authorized shares	10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	38,009,000	38,009,000
Common stock shares outstanding	38,009,000	38,009,000